Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Cash and cash equivalents
Cash and due from banks	$ 12,519	$ 9,798
Interest-earning deposits in other banks	69,739	38,497
Federal funds sold	0	65
Total cash and cash equivalents	82,258	48,360
Securities
Available-for-sale, at fair value	123,026	75,204
Restricted stock, at cost	5,463	5,463
Total securities	128,489	80,667
Loans	324,182	315,647
Less allowance for loan losses	4,082	4,031
Net loans	320,100	311,616
Premises and equipment, net	8,513	7,878
Core deposit intangible	1,034	406
Goodwill	4,728	1,725
Bank-owned life insurance	3,068	2,961
Accrued interest receivable and other assets	3,043	3,443
TOTAL ASSETS	551,233	457,056
Deposits
Noninterest-bearing	85,890	69,151
Interest-bearing	357,663	284,340
Total deposits	443,553	353,491
Short-term borrowings	37,073	32,018
Other borrowings	19,161	22,909
Accrued interest payable and other liabilities	2,017	1,484
Total liabilities	501,804	409,902
SHAREHOLDERS' EQUITY
Common stock, $6.25 par value. Authorized 9,000,000 shares; issued 2,980,602 shares; outstanding 2,734,799 shares in 2011 and 2010	18,629	18,629
Additional paid-in capital	9,994	9,994
Retained earnings	24,391	22,673
Treasury stock at cost - 245,803 shares in 2011 and 2010	(5,015)	(5,015)
Accumulated other comprehensive income	1,430	873
Total shareholders' equity	49,429	47,154
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 551,233	$ 457,056